UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-7393
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                             GROWTH AND INCOME TRUST
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               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     9/30
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Date of reporting period:   12/31
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Item 1. Reports to Shareholders.

Information about Balanced Portfolio is incorporated by reference to Form N-Q for AXP Mutual, a series of AXP Investment Series, Inc., Investment Company Act File No. 811-54 (the Feeder Fund filing) filed electronically on or about
March 1, 2005.

Information about Equity Portfolio is incorporated by reference to Form N-Q for AXP Stock Fund, a series of AXP Stock Series, Inc., Investment Company Act File No. 811-498 (the Feeder Fund filing) filed electronically on or about March 1, 2005.

Information about Equity Income Portfolio is incorporated by reference to Form N-Q for AXP Diversified Equity Income Fund, a series of AXP Investment Series, Inc., Investment Company Act File No. 811-54 (the Feeder Fund filing) filed electronically on or March 1, 2005.

Information about Total Return Portfolio is incorporated by reference to Form N-Q for AXP Managed Allocation Fund, a series of AXP Managed Series, Inc., Investment Company Act File No. 811-4133 (the Feeder Fund filing) filed electronically on or about March 1, 2005.

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              GROWTH AND INCOME TRUST


By                        /s/ Paula R. Meyer
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                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
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                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


By                        /s/ Jeffrey P. Fox
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                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2006